Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of the Total Future Lease Payments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 403,757	¥ 347,291	¥ 420,095
Less - Interest expense	(42,866)	(38,245)	(26,414)
Present value of lease payment, total	360,891	309,045	393,680
Current liabilities	47,120	43,166	87,282
Non-current liabilities	313,771	265,879	306,398
Present value of lease payment, total	360,891	309,045	393,680
Within 1 year [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	52,983	48,255	89,976
Between 1 and 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	130,917	117,223	162,802
Later than 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 219,857	¥ 181,812	¥ 167,316